Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Transactions with Related Parties [Abstract]
Transactions with Related Parties [Text Block]
3.	Transactions with Related Parties:

Pavimar S.A. – Ship management agreement

The Company’s board of directors had organized the provision of management services through Pavimar S.A., a ship management company incorporated in the Republic of the Marshall Islands, with a branch office in Greece established under the provisions of Greek Law 27 of 1975. Pavimar S.A. is controlled by the Company’s Chairwoman and Chief Executive Officer. Pursuant to the management agreement dated February 1, 2021, as amended on December 29, 2021, Pavimar S.A. provided the Company with vessel commercial and technical management services including, but not limited to, post-fixture support, arranging and supervising crew, repairs and maintenance, insurance, provisions, bunkering, day to day vessel operations, and ancillary services.

Total management fees charged by Pavimar S.A. for the years ended December 31, 2024, 2023 and 2022, amounted to $13, $274 and $274, respectively. In addition, the management agreement with Pavimar S.A. was terminated on January 18, 2024, and in accordance with its terms, the Company paid $68 to Pavimar S.A. as the management fee continued to be payable for a further period of three calendar months as from the termination date, to enable Pavimar S.A. to finalize all outstanding matters. These amounts are included in “Management fees” in the accompanying consolidated statements of (loss)/income.

Further, to enable Pavimar S.A. to make payments relating to vessel operating expenses on behalf of the Company, the Company made monthly working capital advances to Pavimar S.A. Occasional and extraordinary funding needs, including those in relation to drydockings, were covered upon request or reimbursed at cost. The outstanding balance due from Pavimar S.A. was $nil as of December 31, 2024, and $207 as of December 31, 2023, reflected in “Due from manager” in the accompanying consolidated balance sheets.

Pavimar S.A. – Services agreement

Pursuant to the services agreement dated October 1, 2023, Pavimar S.A. provided the Company with the services of its Chief Executive Officer and Chief Financial Officer, for a fee of $12 per annum. The services agreement was novated to Pavimar Shipping Co. on January 18, 2024, on the same terms. The related fees for the years ended December 31, 2024 and 2023, amounted to $1 and $3 respectively, and are included in “General and administrative expenses” in the accompanying consolidated statements of (loss)/income.

Pavimar Shipping Co. – Ship management agreement

On November 1, 2023, the Company entered into a management agreement with Pavimar Shipping Co. (“Pavimar”), a ship management company incorporated in the Republic of the Marshall Islands, with a branch office in Greece established under the provisions of Greek Law 27 of 1975. Pavimar is controlled by the Company’s Chairwoman and Chief Executive Officer. The management agreement with Pavimar became effective on January 18, 2024, and under its terms, Pavimar provides the Company with vessel commercial and technical management services including, but not limited to, securing employment, post-fixture support, handling vessel sale and purchases, arranging and supervising crew, repairs and maintenance, insurance, provisions, bunkering, day to day vessel operations, and ancillary services.

For the year ended December 31, 2024, technical management fees charged by Pavimar amounted to $359, commercial management commissions amounted to $68, and vessel sale and purchase commissions amounted to $178. These amounts are included in “management fees,” “voyage expenses” and “vessels, net,” respectively, in the accompanying consolidated statements of (loss)/income and balance sheets.

Further, to enable Pavimar to make payments relating to vessel operating expenses on behalf of the Company, the Company makes monthly working capital advances to Pavimar. Occasional and extraordinary funding needs, including those in relation to drydockings, are covered upon request or reimbursed at cost. The outstanding balance due to Pavimar as of December 31, 2024, was $173. This amount is reflected in “Due to manager” in the accompanying consolidated balance sheets.

In the event of termination of the management agreement for any reason other than Pavimar’s default, or if the vessel is lost, sold or otherwise disposed of, the management fee payable to Pavimar continues to be payable for a further period of three calendar months as from the termination date or, if greater than three months, for as long as the Company requires the services of Pavimar to finalize all outstanding matters. In addition, in the event of termination of the management agreement due to the Company’s default, change of control, or due to the Company tendering a termination notice for any reason other than Pavimar’s default, a termination fee of $584 per vessel shall become due and payable to Pavimar.

Pavimar shall be under no liability whatsoever to the Company for any loss, damage, delay or expense of whatsoever nature, whether direct or indirect, (including but not limited to loss of profit arising out of or in connection with detention of or delay to the Vessel) and howsoever arising in the course of performance of the management services unless same is proved to have resulted from the gross negligence or willful default of Pavimar, Pavimar’s employees, agents or subcontractors, in which case Pavimar’s liability for each incident or series of incidents giving rise to a claim or claims shall never exceed a total of $1,000 per vessel.

Pavimar Shipping Co. – Services agreement

Pursuant to the services agreement dated October 1, 2023, as novated from Pavimar S.A. to Pavimar on January 18, 2024, on the same terms, Pavimar provides the Company with the services of its Chief Executive Officer and Chief Financial Officer. The services agreement was amended and restated on April 1, 2024, to include the provision of the services of the Company’s corporate secretary, for an additional fee of $2 per annum, commencing on July 11, 2024. The related fees for the year ended December 31, 2024, amounted to $13 and are included in “General and administrative expenses” in the accompanying consolidated statements of (loss)/ income.

Alexandria Enterprises S.A. – Shipbroking services

From time to time, the Company uses the commercial services of Alexandria Enterprises S.A., (“Alexandria”) an entity incorporated in the Republic of the Marshall Islands, specializing in shipbroking. Alexandria is controlled by family members of the Company’s Chairwoman and Chief Executive Officer. Alexandria charges the Company a commission on gross revenue generated from contracts brokered by Alexandria. Total commissions charged by Alexandria during the years ended December 31, 2024, 2023 and 2022, were $nil, $113 and $188, respectively. These amounts are included in “voyage expenses” in the accompanying consolidated statements of (loss)/income. The balance due to Alexandria as of December 31, 2024 and 2023, was $nil.

Atlantis Holding Corp.

The sole holder of the Series A Preferred Shares and Series B Preferred Shares is Atlantis Holding Corp., an entity incorporated in the Republic of the Marshall Islands, controlled by the Company’s Chairwoman and Chief Executive Officer. As of December 31, 2024, the accumulated dividends on the Series A Preferred Shares amounted to $977. For further information about the main characteristics of the Series A Preferred Shares and the Series B Preferred Shares please see note 8 “Capital Structure.”